BBH Select Large Cap ETF

Portfolio of Investments

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (95.5%)
	Communication Services (8.2%)
101,732	Alphabet, Inc. (Class C)	$36,282,718
13,327	Meta Platforms, Inc. (Class A)	7,419,274
	Total Communication Services	43,701,992

	Consumer Discretionary (9.6%)
109,572	Amazon.com, Inc.[1]	29,757,564
24,637	Booking Holdings, Inc.	4,752,477
39,585	Compass Group, Plc. ADR (United Kingdom)	1,260,386
16,081	Hilton Worldwide Holdings, Inc.	5,153,800
12,579	Home Depot, Inc.	4,175,725
13,453	McDonald's Corp.	3,640,920
55,757	NIKE, Inc. (Class B)	2,325,624
	Total Consumer Discretionary	51,066,496

	Consumer Staples (5.8%)
64,868	Coca-Cola Co.	5,681,788
9,425	Costco Wholesale Corp.	8,971,563
31,721	Procter & Gamble Co.	4,583,367
105,352	Walmart, Inc.	11,715,142
	Total Consumer Staples	30,951,860

	Financials (15.4%)
35,877	Arthur J Gallagher & Co.	8,948,441
35,405	Berkshire Hathaway, Inc. (Class B)1	18,111,074
4,821	Blackrock, Inc.	5,256,770
23,801	JPMorgan Chase & Co.	8,372,954
37,967	Mastercard, Inc. (Class A)	21,758,888
57,718	Progressive Corp.	12,202,740
16,905	S&P Global, Inc.	6,963,677
	Total Financials	81,614,544

	Health Care (8.4%)
38,430	Abbott Laboratories	4,062,051
38,130	Alcon AG (Switzerland)	2,628,682
12,575	Eli Lilly & Co.	14,446,663
3,696	Intuitive Surgical, Inc.1	1,305,908
44,892	Johnson & Johnson	11,508,064
29,824	Medtronic, Plc. (Ireland)	2,546,671
7,493	Thermo Fisher Scientific, Inc.	4,303,230
45,896	Zoetis, Inc. (Class A)	3,547,302
	Total Health Care	44,348,571

	Industrials (9.4%)
44,703	Graco, Inc.	3,548,524
36,854	Otis Worldwide Corp.	2,651,645
11,662	Parker-Hannifin Corp.	11,388,293
26,599	Rockwell Automation, Inc.	12,769,648
87,695	Waste Management, Inc.	19,867,302
	Total Industrials	50,225,412

	Information Technology (34.9%)
13,090	Analog Devices, Inc.	4,809,397

BBH Select Large Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

All investments in the United States, except as noted.

Shares		Value
	Common Stock (continued)
	Information Technology (continued)
92,364	Apple, Inc.	$28,532,163
31,468	Applied Materials, Inc.	15,975,360
25,990	Broadcom, Inc.	10,117,387
33,316	Cadence Design Systems, Inc.[1]	11,328,106
111,323	KLA Corp.	20,352,071
84,949	Microsoft Corp.	39,477,499
74,303	NVIDIA Corp.	14,916,327
74,394	Oracle Corp.	9,661,549
52,972	Palo Alto Networks, Inc.[1]	17,577,699
2,837	ServiceNow, Inc.[1]	315,560
44,097	Texas Instruments, Inc.	12,159,307
	Total Information Technology	185,222,425

	Materials (3.8%)
12,631	Ecolab, Inc.	3,506,745
34,279	Linde, Plc. (Ireland)	16,398,388
	Total Materials	19,905,133

	Total Common Stock
	(Cost $319,889,171)	507,036,433

Total Investments (Cost $319,889,171)[2]	95.5%	$507,036,433
Cash and Other Assets in Excess of Liabilities	4.5%	23,732,042
Net Assets	100.0%	$530,768,475

[1]	Non-income producing security.
[2]	The aggregate cost for federal income tax purposes is $319,889,171, the aggregate gross unrealized appreciation is $192,353,077 and the aggregate gross unrealized depreciation is $5,205,815, resulting in net unrealized appreciation of $187,147,262.

Abbreviation:

ADR − American Depositary Receipt.

BBH Select Large Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Fair Value Measurements

BBH Select Large Cap ETF (the “Fund”) is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

BBH Select Large Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non-U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH Select Large Cap ETF

Portfolio of Investments (continued)

July 31, 2026 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2026.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of July 31, 2026
Common Stock:
Communication Services	$43,701,992	$–	$–	$43,701,992
Consumer Discretionary	51,066,496	–	–	51,066,496
Consumer Staples	30,951,860	–	–	30,951,860
Financials	81,614,544	–	–	81,614,544
Health Care	44,348,571	–	–	44,348,571
Industrials	50,225,412	–	–	50,225,412
Information Technology	185,222,425	–	–	185,222,425
Materials	19,905,133	–	–	19,905,133
Total Investments, at value	$507,036,433	$–	$–	$507,036,433

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The Fund is managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are listed on NYSE Arca, Inc. and may only be bought and sold in the secondary market through a broker or dealer at a market price. Because shares trade at market price rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount).